Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 11.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2012	2013
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$7,582	8,981
Payable for purchases of equipment	1,694	2,897
Accrued software maintenance	2,006	1,439
Accrued payroll and related expenses	4,144	5,799
Accrued professional service fee	1,025	1,388
Warrant obligation	-	1,255
Accrued warranty costs	197	121
Accrued insurance, welfare expenses, etc.	7,077	8,186
	$23,725	30,066

The movement in accrued warranty costs for the years ended December 31, 2011, 2012 and 2013 is as follows:

		Additions
	Balance at	(reversal)		Balance at
	beginning	charged to	Amounts	end of
Period	of year	expense	utilized	year
	(in thousands)

Year 2011	$679	(321)	(280)	78
Year 2012	$78	856	(737)	197
Year 2013	$197	364	(440)	121